UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 425
          Greenwich, CT 06830

13F File Number: 028-10718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon R. Bauer
Title:   Managing Member
Phone:   (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer             Greenwich, Connecticut          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:        $219,130
                                               (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                               Contrarian Capital Management, L.L.C.
                                                         December 31, 2012
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4     COLUMN 5         COL 6   COL 7            COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVSMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS     SOLE        SHARED   NONE
AMERICAN INTL GROUP INC       COM NEW          026874784  16,777      475,270 SH         SOLE              475,270
ANNALY CAP MGMT INC           COM              035710409     584       41,627 SH         SOLE               41,627
AVIS BUDGET GROUP             COM              053774105   1,521       76,760 SH         SOLE               76,760
BANK OF AMERICA CORPORATION   COM              060505104  22,928    1,974,884 SH         SOLE            1,974,884
BEAZER HOMES USA INC          COM NEW          07556Q881   1,931      114,301 SH         SOLE              114,301
CAL DIVE INTL INC DEL         COM              12802T101   1,337      772,626 SH         SOLE              772,626
CEDAR FAIR L P                DEPOSITRY UNIT   150185106   2,882       86,153 SH         SOLE               86,153
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305  35,131      460,794 SH         SOLE              460,794
CHEMTURA CORP                 COM NEW          163893209   2,037       95,821 SH         SOLE               95,821
COSTAMARE INC                 SHS              Y1771G102   1,085       77,980 SH         SOLE               77,980
DELTA AIR LINES INC DEL       COM NEW          247361702   6,698      564,250 SH         SOLE              564,250
DIGITAL GENERATION INC        COM              25400B108   2,154      197,413 SH         SOLE              197,413
ENDEAVOUR INTL CORP           COM NEW          29259G200     928      179,180 SH         SOLE              179,180
EXIDE TECHNOLOGIES            COM NEW          302051206   1,601      468,129 SH         SOLE              468,129
FAIRPOINT COMMUNICATIONS INC  COM NEW          305560302   2,461      309,740 SH         SOLE              309,740
GENERAL MTRS CO               COM              37045V100   4,386      152,148 SH         SOLE              152,148
GOODYEAR TIRE & RUBR CO       COM              382550101   2,401      173,882 SH         SOLE              173,882
I D SYSTEMS INC               COM              449489103     446       76,661 SH         SOLE               76,661
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100  37,026      648,560 SH         SOLE              648,560
METHANEX CORP                 COM              59151k108     861       27,024 SH         SOLE               27,024
NEWS CORP                     CL A             65248E104   1,582       61,998 SH         SOLE               61,998
NORDION INC                   COM              65563c105     806      124,896 SH         SOLE              124,896
NRG ENERGY INC                COM NEW          629377508  17,849      761,161 SH         SOLE              761,161
PARKER DRILLING CO            COM              701081101     585      127,175 SH         SOLE              127,175
RESOLUTE FST PRODS INC        COM              76117w109  22,478    1,697,715 SH         SOLE            1,697,715
SANOFI                        RIGHT 12/31/2020 80105N113     731      430,188 SH         SOLE              430,188
SUPERVALU INC                 COM              868536103     610      247,110 SH         SOLE              247,110
TEEKAY TANKERS LTD            CL A             Y8565N102   4,988    1,719,853 SH         SOLE            1,719,853
UNITED CONTL HLDGS INC        COM              910047109   2,368      101,303 SH         SOLE              101,303
UNITED CONTL HLDGS INC        COM              910047109  10,796      461,780 SH         SOLE              461,780
VANTAGE DRILLING COMPANY      ORD SHS          G93205113   3,096    1,691,724 SH         SOLE            1,691,724
WALTER ENERGY INC             COM              93317Q105   7,211      200,980 SH         SOLE              200,980
WPX ENERGY INC                COM              98212B103     853       57,320 SH         SOLE               57,320







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